INCOME TAXES - Summary of income tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense:	¥ 83,216		¥ 168,924	¥ 111,552
Deferred income tax (benefit) expense:	25,595		(131,917)	(17,637)
Total income tax expense	¥ 108,811	$ 16,676	¥ 37,007	¥ 93,915